WARRANTS AND OPTIONS (Details Narrative) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 14, 2021	Apr. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020
Warrants And Options
Warrants and rights outstanding, term			3 years	5 years	3 years	3 years	3 years	5 years		2 years	5 years	3 years
Number of warrants issued			13,393	191,667	9,375	23,705	6,250	25,000		625	31,250	399,574
Exercise price of warrants		$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 20.80	$ 80.00	$ 8.00	$ 8.00
Warrants issued and outstanding	4,365,446	701,776							43,688